TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange	$ 36	$ (404)	$ 541
Accrued interest liability on uncertain tax positions	$ 498	$ 442
Tax rate	26.50%	26.50%	25.00%
Tax exempt undistributed retained earnings	$ 86,480
Income tax liability, contingent upon distrubution of previously tax exempt earnings	$ 17,296
Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period	2 years
Preferred Enterprise Status [Member] | Development Zone [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate	9.00%
Preferred Enterprise Status [Member] | Elsewhere In Israel [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate	16.00%
Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period	5 years
Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period	8 years
Foreign [Member] | United States Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount	$ 5,702
Operating loss carryforward limitations of use	can be carried forward and offset against taxable income up to 20 years
Foreign [Member] | United States Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2023
Foreign [Member] | United States Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2034
Domestic [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax benefit, Limitations on Use	The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.
Percentage of income required to be derived from export in order to earn available tax benefits	25.00%
Withholding tax rate on dividends distributed	20.00%
Domestic [Member] | Israeli Parliament Tax Law Effect [Member]
Income Taxes [Line Items]
Tax rate	26.50%
Domestic [Member] | Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate	10.00%
Domestic [Member] | Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate	25.00%